Portfolio of Investments August 31, 2025
Lifestyle Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.9%
1,635,323 (b)
Nuveen Core Bond Fund, Class R6 $ 15,044,970
1,629,463 (b)
Nuveen Core Plus Bond Fund, Class R6 15,039,947
TOTAL FIXED INCOME 30,084,917
INTERNATIONAL EQUITY—7.1%
102,797 (b)
Nuveen Emerging Markets Equity Fund, Class R6 943,677
140,310 (b)
Nuveen International Equity Fund, Class R6 2,249,172
81,867 (b)
Nuveen International Opportunities Fund, Class R6 1,367,175
56,360 (b)
Nuveen Quant International Small Cap Equity Fund, Class R6 764,248
TOTAL INTERNATIONAL EQUITY 5,324,272
SHORT-TERM FIXED INCOME—39.9%
2,945,192 (b)
Nuveen Short Term Bond Fund, Class R6 30,070,409
TOTAL SHORT-TERM FIXED INCOME 30,070,409
U.S. EQUITY—13.0%
89,792 (b)
Nuveen Core Equity Fund, Class R6 1,451,944
21,904 (b)
Nuveen Dividend Growth Fund, Class R6 1,456,382
95,834 (b)
Nuveen Dividend Value Fund, Class R6 1,506,512
43,138 (b)
Nuveen Growth Opportunities ETF 1,620,695
51,373 (b)
Nuveen Large Cap Growth Fund, Class R6 1,615,684
61,539 (b)
Nuveen Large Cap Value Fund, Class R6 1,508,318
14,165 (b)
Nuveen Quant Small Cap Equity Fund, Class R6 284,710
21,483 (b)
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 352,751
TOTAL U.S. EQUITY 9,796,996
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $71,480,014) 75,276,594
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$71,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 71,000
TOTAL REPURCHASE AGREEMENT 71,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,000) 71,000
TOTAL INVESTMENTS—100.0%
(Cost $71,551,014) 75,347,594
OTHER ASSETS & LIABILITIES, NET—(0.0)% (9,248)
NET ASSETS—100.0% $ 75,338,346
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $71,034 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 7/31/29, valued at $72,441.

Lifestyle Income

Portfolio of Investments August 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Affiliated investment companies $75,276,594 $— $— $75,276,594
Short-term investments — 71,000 — 71,000
Total $75,276,594 $71,000 $— $75,347,594
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifestyle Conservative

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.9%
3,459,498 (b)
Nuveen Core Bond Fund, Class R6 $ 31,827,380
10,344,818 (b)
Nuveen Core Plus Bond Fund, Class R6 95,482,668
TOTAL FIXED INCOME 127,310,048
INTERNATIONAL EQUITY—14.1%
865,297 (b)
Nuveen Emerging Markets Equity Fund, Class R6 7,943,424
1,188,037 (b)
Nuveen International Equity Fund, Class R6 19,044,230
692,368 (b)
Nuveen International Opportunities Fund, Class R6 11,562,543
476,559 (b)
Nuveen Quant International Small Cap Equity Fund, Class R6 6,462,134
TOTAL INTERNATIONAL EQUITY 45,012,331
SHORT-TERM FIXED INCOME—20.0%
6,229,471 (b)
Nuveen Short Term Bond Fund, Class R6 63,602,902
TOTAL SHORT-TERM FIXED INCOME 63,602,902
U.S. EQUITY—26.0%
758,064 (b)
Nuveen Core Equity Fund, Class R6 12,257,890
185,744 (b)
Nuveen Dividend Growth Fund, Class R6 12,350,103
810,192 (b)
Nuveen Dividend Value Fund, Class R6 12,736,213
365,020 (b)
Nuveen Growth Opportunities ETF 13,713,801
435,108 (b)
Nuveen Large Cap Growth Fund, Class R6 13,684,132
520,365 (b)
Nuveen Large Cap Value Fund, Class R6 12,754,158
119,853 (b)
Nuveen Quant Small Cap Equity Fund, Class R6 2,409,038
181,716 (b)
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 2,983,771
TOTAL U.S. EQUITY 82,889,106
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $283,668,374) 318,814,387
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$382,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 382,000
TOTAL REPURCHASE AGREEMENT 382,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $382,000) 382,000
TOTAL INVESTMENTS—100.1%
(Cost $284,050,374) 319,196,387
OTHER ASSETS & LIABILITIES, NET—(0.1)% (165,635)
NET ASSETS—100.0% $ 319,030,752
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $382,184 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $389,738.

Lifestyle Conservative

Portfolio of Investments August 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Conservative
Affiliated investment companies $318,814,387 $— $— $318,814,387
Short-term investments — 382,000 — 382,000
Total $318,814,387 $382,000 $— $319,196,387
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifestyle Moderate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.9%
25,198,205 (b)
Nuveen Core Plus Bond Fund, Class R6 $ 232,579,433
TOTAL FIXED INCOME 232,579,433
INTERNATIONAL EQUITY—21.1%
2,380,032 (b)
Nuveen Emerging Markets Equity Fund, Class R6 21,848,690
3,251,885 (b)
Nuveen International Equity Fund, Class R6 52,127,722
1,897,026 (b)
Nuveen International Opportunities Fund, Class R6 31,680,330
1,308,142 (b)
Nuveen Quant International Small Cap Equity Fund, Class R6 17,738,412
TOTAL INTERNATIONAL EQUITY 123,395,154
U.S. EQUITY—39.0%
2,083,515 (b)
Nuveen Core Equity Fund, Class R6 33,690,433
509,959 (b)
Nuveen Dividend Growth Fund, Class R6 33,907,161
2,221,244 (b)
Nuveen Dividend Value Fund, Class R6 34,917,963
1,000,654 (b)
Nuveen Growth Opportunities ETF 37,594,571
1,192,622 (b)
Nuveen Large Cap Growth Fund, Class R6 37,507,956
1,424,738 (b)
Nuveen Large Cap Value Fund, Class R6 34,920,340
328,403 (b)
Nuveen Quant Small Cap Equity Fund, Class R6 6,600,905
498,226 (b)
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,180,869
TOTAL U.S. EQUITY 227,320,198
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $479,699,963) 583,294,785
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$258,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 258,000
TOTAL REPURCHASE AGREEMENT 258,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $258,000) 258,000
TOTAL INVESTMENTS—100.0%
(Cost $479,957,963) 583,552,785
OTHER ASSETS & LIABILITIES, NET—0.0% 135,594
NET ASSETS—100.0% $ 583,688,379
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $258,124 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $263,246.

Lifestyle Moderate

Portfolio of Investments August 31, 2025
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Moderate
Affiliated investment companies $583,294,785 $— $— $583,294,785
Short-term investments — 258,000 — 258,000
Total $583,294,785 $258,000 $— $583,552,785
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifestyle Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—19.9%
6,966,864 (b)
Nuveen Core Plus Bond Fund, Class R6 $ 64,304,156
TOTAL FIXED INCOME 64,304,156
INTERNATIONAL EQUITY—28.2%
1,756,272 (b)
Nuveen Emerging Markets Equity Fund, Class R6 16,122,580
2,398,128 (b)
Nuveen International Equity Fund, Class R6 38,441,997
1,399,551 (b)
Nuveen International Opportunities Fund, Class R6 23,372,498
963,338 (b)
Nuveen Quant International Small Cap Equity Fund, Class R6 13,062,868
TOTAL INTERNATIONAL EQUITY 90,999,943
U.S. EQUITY—51.9%
1,534,037 (b)
Nuveen Core Equity Fund, Class R6 24,805,383
375,979 (b)
Nuveen Dividend Growth Fund, Class R6 24,998,848
1,635,691 (b)
Nuveen Dividend Value Fund, Class R6 25,713,056
735,870 (b)
Nuveen Growth Opportunities ETF 27,646,636
880,302 (b)
Nuveen Large Cap Growth Fund, Class R6 27,685,486
1,052,569 (b)
Nuveen Large Cap Value Fund, Class R6 25,798,472
241,952 (b)
Nuveen Quant Small Cap Equity Fund, Class R6 4,863,245
367,223 (b)
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,029,801
TOTAL U.S. EQUITY 167,540,927
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $241,573,603) 322,845,026
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$351,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 351,000
TOTAL REPURCHASE AGREEMENT 351,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $351,000) 351,000
TOTAL INVESTMENTS—100.1%
(Cost $241,924,603) 323,196,026
OTHER ASSETS & LIABILITIES, NET—(0.1)% (233,011)
NET ASSETS—100.0% $ 322,963,015
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $351,169 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $358,039.

Lifestyle Growth

Portfolio of Investments August 31, 2025
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Growth
Affiliated investment companies $322,845,026 $— $— $322,845,026
Short-term investments — 351,000 — 351,000
Total $322,845,026 $351,000 $— $323,196,026
1 1 1 1 1

Portfolio of Investments August 31, 2025
Lifestyle Aggressive Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
INTERNATIONAL EQUITY—35.2%
1,772,787 (b)
Nuveen Emerging Markets Equity Fund, Class R6 $ 16,274,185
2,421,385 (b)
Nuveen International Equity Fund, Class R6 38,814,798
1,413,047 (b)
Nuveen International Opportunities Fund, Class R6 23,597,888
971,156 (b)
Nuveen Quant International Small Cap Equity Fund, Class R6 13,168,877
TOTAL INTERNATIONAL EQUITY 91,855,748
U.S. EQUITY—64.8%
1,549,397 (b)
Nuveen Core Equity Fund, Class R6 25,053,751
379,791 (b)
Nuveen Dividend Growth Fund, Class R6 25,252,275
1,649,464 (b)
Nuveen Dividend Value Fund, Class R6 25,929,578
743,993 (b)
Nuveen Growth Opportunities ETF 27,951,817
885,937 (b)
Nuveen Large Cap Growth Fund, Class R6 27,862,707
1,062,284 (b)
Nuveen Large Cap Value Fund, Class R6 26,036,586
244,595 (b)
Nuveen Quant Small Cap Equity Fund, Class R6 4,916,361
372,036 (b)
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,108,834
TOTAL U.S. EQUITY 169,111,909
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $180,117,169) 260,967,657
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$148,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 148,000
TOTAL REPURCHASE AGREEMENT 148,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $148,000) 148,000
TOTAL INVESTMENTS—100.1%
(Cost $180,265,169) 261,115,657
OTHER ASSETS & LIABILITIES, NET—(0.1)% (178,401)
NET ASSETS—100.0% $ 260,937,256
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $148,071 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $150,978.

Lifestyle Aggressive Growth

Portfolio of Investments August 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Aggressive Growth
Affiliated investment companies $260,967,657 $— $— $260,967,657
Short-term investments — 148,000 — 148,000
Total $260,967,657 $148,000 $— $261,115,657
1 1 1 1 1

Portfolio of Investments August 31, 2025
Managed Allocation

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.8%
39,429,743 (b)
Nuveen Core Plus Bond Fund, Class R6 $ 363,936,531
TOTAL FIXED INCOME 363,936,531
INTERNATIONAL EQUITY—21.2%
3,709,659 (b)
Nuveen Emerging Markets Equity Fund, Class R6 34,054,668
5,097,699 (b)
Nuveen International Equity Fund, Class R6 81,716,120
2,967,573 (b)
Nuveen International Opportunities Fund, Class R6 49,558,468
2,045,712 (b)
Nuveen Quant International Small Cap Equity Fund, Class R6 27,739,854
TOTAL INTERNATIONAL EQUITY 193,069,110
U.S. EQUITY—38.9%
3,256,394 (b)
Nuveen Core Equity Fund, Class R6 52,655,897
795,744 (b)
Nuveen Dividend Growth Fund, Class R6 52,909,046
3,475,575 (b)
Nuveen Dividend Value Fund, Class R6 54,636,040
1,566,179 (b)
Nuveen Growth Opportunities ETF 58,841,345
1,865,505 (b)
Nuveen Large Cap Growth Fund, Class R6 58,670,118
2,232,356 (b)
Nuveen Large Cap Value Fund, Class R6 54,715,034
513,593 (b)
Nuveen Quant Small Cap Equity Fund, Class R6 10,323,223
778,830 (b)
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 12,788,392
TOTAL U.S. EQUITY 355,539,095
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $717,290,357) 912,544,736
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$677,000 (c) Fixed Income Clearing Corporation 4 .330% 09/02/25 677,000
TOTAL REPURCHASE AGREEMENT 677,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $677,000) 677,000
TOTAL INVESTMENTS—100.0%
(Cost $717,967,357) 913,221,736
OTHER ASSETS & LIABILITIES, NET—0.0% 79,627
NET ASSETS—100.0% $ 913,301,363
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 4.330% dated 8/29/25 to be repurchased at $677,326 on 9/2/25, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 7/31/29, valued at $690,577.

Managed Allocation

Portfolio of Investments August 31, 2025
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Affiliated investment companies $912,544,736 $— $— $912,544,736
Short-term investments — 677,000 — 677,000
Total $912,544,736 $677,000 $— $913,221,736
1 1 1 1 1